Significant Accounting Policies (Details)	Dec. 31, 2014
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation, Percentage	7.00%
Computer software, electronic and medical equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation, Percentage	15.00%
Computer software, electronic and medical equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation, Percentage	33.00%